VANGUARD INTERNATIONAL VALUE PORTFOLIO
                              PROSPECTUS SUPPLEMENT

                                 AUGUST 26, 1998

As of July 6, 1998, the portfolio's adviser, UBS International Investment London Limited, has changed its name to Phillips & Drew.

                                                                            PS46